Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)
Shares			Value
COMMON STOCKS: 96.5%
Communication Services: 7.0%
665		Alphabet, Inc. [1]	$1,799,537
169,525		AT&T, Inc.	4,322,887
7,125		Meta Platforms, Inc. [1]	2,231,977
12,015		The Walt Disney Co. [1]	1,717,785
			10,072,186
Consumer Discretionary: 3.7%
1,570		AutoZone, Inc. [1]	3,118,570
3,990		The Home Depot, Inc.	1,464,250
7,895		Starbucks Corp.	776,236
			5,359,056
Consumer Staples: 7.3%
38,455		The Kroger Co.	1,676,253
23,865		Lamb Weston Holdings, Inc.	1,532,372
15,610		The Procter & Gamble Co.	2,504,624
19,675		Tyson Foods, Inc.	1,788,261
13,500		Unilever PLC - ADR	693,765
16,395		Walmart, Inc.	2,292,185
			10,487,460
Energy: 7.6%
126,272		Baker Hughes Co.	3,464,904
19,817		Chevron Corp.	2,602,566
85,380		Kinder Morgan, Inc.	1,482,197
63,250		Shell PLC - ADR	3,251,050
			10,800,717
Financials: 20.9%
3,400		Alleghany Corp. [1]	2,257,600
81,240		Bank of America Corp.	3,748,413
12,740		Berkshire Hathaway, Inc. - Class B 1	3,987,875
2,690		BlackRock, Inc.	2,213,709
51,390		Charles Schwab Corp.	4,506,903
9,820		Chubb Ltd.	1,937,290
28,270		Citigroup, Inc.	1,840,942
12,715		First Republic Bank	2,207,197
11,005		The Goldman Sachs Group, Inc.	3,903,253
22,205		JPMorgan Chase & Co.	3,299,663
			29,902,845
Health Care: 17.5%
37,030		AstraZeneca PLC - ADR	2,155,516
42,205		Gilead Sciences, Inc.	2,898,640
15,665		Johnson & Johnson	2,698,923
14,470		McKesson Corp.	3,714,738
41,700		Medtronic PLC	4,315,533
22,070		Merck & Co., Inc.	1,798,264
40,185		Pfizer, Inc.	2,117,348
22,470		Quest Diagnostics, Inc.	3,033,899
152,590		Viatris, Inc.	2,284,272
			25,017,133
Industrials: 11.1%
39,855		Alaska Air Group, Inc. [1]	2,181,663
14,385		Caterpillar, Inc.	2,899,441
11,760		Eaton Corp PLC	1,863,137
241,564		Embraer SA - ADR [1]	3,708,007
10,290		General Dynamics Corp.	2,182,509
33,111		Raytheon Technologies Corp.	2,986,281
			15,821,038
Information Technology: 14.1%
19,230		Apple, Inc.	3,361,020
39,645		Blackbaud, Inc. [1]	2,701,410
73,790		Cisco Systems, Inc.	4,107,889
13,100		Microsoft Corp.	4,073,838
15,080		QUALCOMM, Inc.	2,650,461
5,770		salesforce.com, Inc. [1]	1,342,275
15,510		SAP SE - ADR	1,942,007
			20,178,900
Materials: 1.6%
25,250		International Paper Co.	1,218,312
17,440		Newmont Goldcorp Corp.	1,066,805
			2,285,117
Real Estate: 2.8%
2,599		Orion Office, Inc. - REIT [1]	43,247
25,990		Realty Income Corp. - REIT	1,803,966
40,630		Ventas, Inc. - REIT	2,154,203
			4,001,416
Utilities: 2.9%
67,580		FirstEnergy Corp.	2,835,657
19,250		The Southern Co.	1,337,683
			4,173,340
TOTAL COMMON STOCKS
(Cost $97,249,674)			138,099,208
SHORT-TERM INVESTMENTS: 3.4%
4,896,299		First American Government Obligations Fund - Class X, 0.036% [2]	4,896,299
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,896,299)			4,896,299
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $102,145,973)			142,995,507
Other Assets in Excess of Liabilities: 0.1%			113,999
TOTAL NET ASSETS: 100.0%			$143,109,506

	ADR -	American Depositary Receipt
	REIT-	Real Estate Investment Trust
	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of January 31,2021.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Becker Value Equity Fund (the “Fund”).

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks [1]	$138,099,208	$-	$-	$138,099,208
Short-Term Investments	4,896,299	-	-	4,896,299
Total Investments in Securities	$142,995,507	$-	$-	$142,995,507

[1]See Schedule of Investments for sector breakouts.